Inventories (Tables)	3 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:

	March 31, 2026	December 31, 2025
Work in progress	$1,145	$1,018
Raw materials and supplies	681	649
Inventory reserves	(140)	(90)
Total	$1,686	$1,577